Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Capital Commitments

Capital commitments outstanding at December 31, 2012 and 2013 not provided for in the consolidated financial statements were as follows:

	December 31, 2012	December 31, 2013
Purchase of property, plant and equipment	253,200	231,198